SHARE CAPITAL AND SHARE PREMIUM	3 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND SHARE PREMIUM	SHARE CAPITAL AND SHARE PREMIUM
Shares

	March 31, 2025	December 31, 2024
	US$’000	US$’000
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	200	200
Issued and fully paid:
368,058,079 and (2024: 367,298,315) ordinary shares of $0.0001 each	37	37
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2024 and January 1, 2025	367,298,315	37	2,695,976	2,696,013
Exercise of share options	286,658	—	2,373	2,373
Reclassification of vesting of restricted share units	473,106	—	14,495	14,495
At March 31, 2025	368,058,079	37	2,712,844	2,712,881